Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2014	$ 35.8
2015	37.4
2016	39.7
2017	41.7
2018	44.0
2019-2023	257.3
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2014	2.9
2015	3.1
2016	3.3
2017	3.5
2018	3.6
2019-2023	18.3
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2014	2.5
2015	2.5
2016	2.5
2017	2.6
2018	2.6
2019-2023	$ 13.0